SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)		12 Months Ended
	Jan. 08, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 27, 2023
Defined Benefit Plan Disclosure [Line Items]
Common stock, shares authorized	2,000,000,000	2,000,000,000	2,000,000,000	500,000,000
Common stock, par value	$ 0.00025	$ 0.00025	$ 0.00025	$ 0.001
Forward stock split	1:4 share sub-division (a “forward stock split”)
Authorized share capital	$ 500,000			$ 500,000
Common Stock, Voting Rights		Each Class A ordinary share entitles its holder to one vote per share, and each Class B ordinary share entitles its holder to 100 votes per share, on all matters to be voted on or consented to by the members of the Company. Holders of the Company’s ordinary shares are not entitled to cumulative voting rights with respect to the election of directors.
Ms. Liao [Member]
Defined Benefit Plan Disclosure [Line Items]
Surrendered ordinary shares	3,298,095
Mr. Ng [Member]
Defined Benefit Plan Disclosure [Line Items]
Surrendered ordinary shares	936,869
Mr.Tang [Member]
Defined Benefit Plan Disclosure [Line Items]
Surrendered ordinary shares	278,250
Ease Joy [Member]
Defined Benefit Plan Disclosure [Line Items]
Surrendered ordinary shares	250,425
Novel Challenge [Member]
Defined Benefit Plan Disclosure [Line Items]
Surrendered ordinary shares	250,425
Ace Champion [Member]
Defined Benefit Plan Disclosure [Line Items]
Surrendered ordinary shares	275,468
Falcon Summit [Member]
Defined Benefit Plan Disclosure [Line Items]
Surrendered ordinary shares	275,468